Schedule of Investments (unaudited) July 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.2%
General Dynamics Corp., 0.83%, 05/11/21, (3 mo. LIBOR US + 0.380%)(a)	$10,380	$10,398,892

Agriculture — 0.4%
BAT Capital Corp.
1.01%, 08/14/20, (3 mo. LIBOR US + 0.590%)(a)	3,569	3,563,182
1.27%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(a)	17,845	17,873,909

		21,437,091

Auto Manufacturers — 6.5%
American Honda Finance Corp.
0.60%, 12/10/21, (3 mo. LIBOR US + 0.290%)(a)(b)	17,755	17,766,896
0.64%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	9,736	9,736,195
0.66%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)(b)	12,720	12,729,794
0.75%, 01/08/21, (3 mo. LIBOR US + 0.470%)(a)	3,000	3,003,990
0.82%, 05/10/23, (3 mo. LIBOR US + 0.370%)(a)	11,320	11,243,137
0.84%, 02/15/22, (3 mo. LIBOR US + 0.450%)(a)	500	500,475
0.85%, 06/27/22, (3 mo. LIBOR US + 0.540%)(a)	2,980	2,985,006
0.86%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	5,435	5,428,859
0.89%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)(b)	16,455	16,458,456
BMW Finance NV, 1.22%, 08/12/22, (3 mo. LIBOR US + 0.790%)(a)(b)(c)	13,600	13,568,720
BMW U.S. Capital LLC
0.68%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(c)	4,417	4,407,327
0.79%, 08/14/20, (3 mo. LIBOR US + 0.37%)(a)(c)	3,223	3,223,451
0.80%, 04/14/22, (3 mo. LIBOR US + 0.530%)(a)(b)(c)	670	666,241
0.93%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	3,552	3,542,587
Daimler Finance North America LLC
0.80%, 05/04/21, (3 mo. LIBOR US + 0.550%)(a)(c)	13,495	13,475,567
0.81%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(c)	17,307	17,283,116
0.86%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(c)	8,468	8,453,520
1.09%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	3,689	3,626,398
1.21%, 11/05/21, (3 mo. LIBOR US + 0.670%)(a)(b)(c)	3,230	3,215,110
1.24%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(b)(c)	13,635	13,575,824
1.29%, 02/15/22, (3 mo. LIBOR US + 0.900%)(a)(b)(c)	25,741	25,721,180
Ford Motor Credit Co. LLC, 0.68%, 11/02/20, (3 mo. LIBOR US + 0.430%)(a)	1,520	1,505,955
General Motors Co.
1.21%, 09/10/21, (3 mo. LIBOR US + 0.900%)(a)	3,175	3,160,205
1.27%, 08/07/20, (3 mo. LIBOR US + 0.800%)(a)	441	440,863
General Motors Financial Co. Inc.
1.04%, 11/06/20, (3 mo. LIBOR US + 0.540%)(a)(b)	1,890	1,884,576
1.12%, 04/09/21, (3 mo. LIBOR US + 0.850%)(a)(b)	2,375	2,370,321
1.29%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)	6,482	6,321,700
1.60%, 11/06/21, (3 mo. LIBOR US + 1.100%)(a)(b)	1,902	1,887,526
1.62%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)	12,954	12,915,656
1.82%, 01/14/22, (3 mo. LIBOR US + 1.550%)(a)	7,814	7,823,299
Harley-Davidson Financial Services Inc., 1.28%, 03/02/21, (3 mo. LIBOR US + 0.940%)(a)(c)	2,970	2,956,902
Hyundai Capital America
1.22%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(c)	5,730	5,696,021
1.22%, 07/08/21, (3 mo. LIBOR US + 0.940%)(a)(b)(d)	545	541,768
Nissan Motor Acceptance Corp.
0.70%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(c)	9,510	9,470,534
0.92%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(c)	3,005	2,867,521
0.94%, 09/21/21, (3 mo. LIBOR US + 0.630%)(a)(b)(c)	7,125	6,927,353
1.00%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(c)	6,763	6,435,806
1.16%, 01/13/22, (3 mo. LIBOR US + 0.890%)(a)(c)	7,632	7,408,611

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.48%, 09/18/20, (3 mo. LIBOR US + 0.170%)(a)	$13,375	$13,379,146
0.55%, 04/13/21, (3 mo. LIBOR US + 0.280%)(a)(b)	13,203	13,211,582
0.56%, 08/13/21, (3 mo. LIBOR US + 0.125%)(a)	17,620	17,603,261
0.57%, 10/07/21, (3 mo. LIBOR US + 0.290%)(a)	4,520	4,524,565
0.66%, 01/11/23, (3 mo. LIBOR US + 0.390%)(a)	4,650	4,639,770
0.79%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)(b)	9,290	9,296,689
0.80%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)	9,881	9,902,145
0.82%, 01/08/21, (3 mo. LIBOR US + 0.540%)(a)	2,845	2,849,950
0.96%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)(b)	7,473	7,515,746
Volkswagen Group of America Finance LLC
1.16%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(b)(c)	10,140	10,095,992
1.20%, 11/13/20, (3 mo. LIBOR US + 0.770%)(a)(b)(c)	9,123	9,128,291
1.37%, 11/12/21, (3 mo. LIBOR US + 0.940%)(a)(b)(c)	8,885	8,859,856

		382,233,459

Banks — 50.8%
ABN AMRO Bank NV
0.68%, 01/19/21, (3 mo. LIBOR US + 0.410%)(a)(c)	13,525	13,546,505
0.94%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(b)(c)	18,428	18,513,137
ANZ New Zealand Int’l Ltd./London, 1.24%, 01/25/22, (3 mo. LIBOR US + 1.000%)(a)(c)	1,460	1,472,877
ASB Bank Ltd., 1.28%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(c)	4,720	4,766,870
Australia & New Zealand Banking Group Ltd.
0.77%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(c)	4,215	4,217,403
0.85%, 05/17/21, (3 mo. LIBOR US + 0.460%)(a)(c)	3,225	3,233,192
0.86%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(c)	13,935	13,991,715
0.88%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(c)	7,770	7,772,098
1.03%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(c)	3,850	3,875,872
1.09%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	6,495	6,551,182
1.23%, 11/23/21, (3 mo. LIBOR US + 0.870%)(a)(c)	2,715	2,738,675
1.34%, 06/01/21, (3 mo. LIBOR US + 0.990%)(a)(c)	15	15,111
Banco Santander SA
1.39%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	3,980	3,970,010
1.45%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)(b)	8,210	8,196,453
1.83%, 04/11/22, (3 mo. LIBOR US + 1.560%)(a)	12,499	12,595,156
Bank of America Corp.
0.64%, 01/23/22 (Call 01/23/21), (3 mo. LIBOR US + 0.380%)(a)	14,595	14,601,276
0.95%, 10/01/21 (Call 10/01/20), (3 mo. LIBOR US + 0.650%)(a)(b)	15,202	15,218,114
0.95%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(a)	12,739	12,782,185
1.12%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(a)	21,605	21,690,772
1.22%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.960%)(a)	9,595	9,673,967
1.26%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(a)	32,654	32,952,458
1.43%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)	10,942	11,051,748
1.45%, 10/21/22 (Call 10/21/21), (3 mo. LIBOR US + 1.180%)(a)	13,382	13,512,073
1.69%, 04/19/21, (3 mo. LIBOR US + 1.420%)(a)	14,595	14,730,004
Bank of Montreal
0.66%, 01/22/21, (3 mo. LIBOR US + 0.400%)(a)	7,245	7,255,578
0.71%, 09/10/21, (3 mo. LIBOR US + 0.400%)(a)(b)	7,700	7,721,868
0.85%, 03/26/22, (3 mo. LIBOR US + 0.570%)(a)(b)	2,010	2,020,914
0.94%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)(b)	3,363	3,389,030
1.16%, 08/27/21, (3 mo. LIBOR US + 0.790%)(a)(b)	6,574	6,620,347

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series D, 0.73%, 04/13/21, (3 mo. LIBOR US + 0.460%)(a)	$15,780	$15,824,500
Bank of New York Mellon Corp. (The)
1.26%, 08/17/20, (3 mo. LIBOR US + 0.870%)(a)	5,355	5,356,981
1.32%, 10/30/23 (Call 10/30/22), (3 mo. LIBOR US + 1.050%)(a)(b)	13,000	13,185,900
Bank of Nova Scotia (The)
0.57%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	9,883	9,893,772
0.66%, 01/25/21, (3 mo. LIBOR US + 0.420%)(a)	5,230	5,237,950
0.71%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	9,090	9,112,998
0.94%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)	12,686	12,784,570
0.96%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(b)	1,379	1,388,253
Banque Federative du Credit Mutuel SA
1.00%, 07/20/22, (3 mo. LIBOR US + 0.730%)(a)(c)	6,450	6,480,637
1.23%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(c)	6,555	6,609,931
Barclays Bank PLC
0.73%, 01/11/21 (Call 12/11/20), (3 mo. LIBOR US + 0.460%)(a)	9,703	9,712,703
1.12%, 08/07/20, (3 mo. LIBOR US + 0.650%)(a)	2,854	2,854,200
Barclays PLC
1.77%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)(b)	31,305	31,335,992
1.82%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(a)	16,140	16,175,669
1.90%, 01/10/23 (Call 01/10/22), (3 mo. LIBOR US + 1.625%)(a)	7,405	7,447,949
2.56%, 08/10/21, (3 mo. LIBOR US + 2.110%)(a)	14,596	14,842,818
BBVA USA, 1.04%, 06/11/21 (Call 05/11/21), (3 mo. LIBOR US + 0.730%)(a)(b)	2,685	2,681,617
BNG Bank NV, 0.38%, 03/11/22, (3 mo. LIBOR US + 0.070%)(a)(c)	9,280	9,275,731
BNP Paribas SA, 0.86%, 08/07/21, (3 mo. LIBOR US + 0.390%)(a)(c)	2,000	2,004,520
BPCE SA
1.24%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)	12,090	12,168,343
1.56%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)(c)	9,625	9,715,090
1.58%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(b)(c)	8,377	8,453,817
Canadian Imperial Bank of Commerce
0.61%, 10/05/20, (3 mo. LIBOR US + 0.310%)(a)	1,871	1,871,786
0.87%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)(b)	3,520	3,523,203
0.90%, 03/17/23, (SOFRRATE + 0.800%)(a)	3,560	3,566,123
0.97%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)(b)	8,575	8,647,973
1.04%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)(b)	9,867	9,958,566
Capital One N.A., 1.42%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(a)(b)	7,960	7,974,726
Citibank N.A.
0.57%, 10/20/20, (3 mo. LIBOR US + 0.300%)(a)(b)	4,295	4,297,405
0.78%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(a)	13,825	13,841,590
0.83%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	4,930	4,948,783
0.91%, 02/19/22 (Call 01/19/22), (3 mo. LIBOR US + 0.530%)(a)(b)	8,200	8,213,120
0.98%, 05/20/22 (Call 04/20/22), (3 mo. LIBOR US + 0.600%)(a)(b)	19,030	19,103,456
Citigroup Inc.
0.93%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(a)	6,114	6,145,487
0.95%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.870%)(a)	18,490	18,524,391

Security	Par (000)	Value

Banks (continued)
1.20%, 04/25/22 (Call 03/25/22), (3 mo. LIBOR US + 0.960%)(a)	$17,583	$17,759,006
1.21%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(a)(b)	10,935	10,986,394
1.37%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	19,750	19,861,390
1.39%, 12/08/21 (Call 11/08/21), (3 mo. LIBOR US + 1.070%)(a)	6,464	6,523,469
1.44%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(b)	10,627	10,721,261
1.49%, 05/17/24 (Call 05/17/23), (3 mo. LIBOR US + 1.100%)(a)	27,330	27,522,130
1.55%, 10/26/20, (3 mo. LIBOR US + 1.310%)(a)	1,475	1,478,983
1.69%, 03/30/21, (3 mo. LIBOR US + 1.380%)(a)(b)	9,147	9,221,091
1.78%, 09/01/23 (Call 09/01/22), (3 mo. LIBOR US + 1.430%)(a)	31,340	31,806,653
Citizens Bank N.A./Providence RI
1.14%, 02/14/22 (Call 01/14/22), (3 mo. LIBOR US + 0.720%)(a)	5,500	5,513,750
1.17%, 05/26/22, (3 mo. LIBOR US + 0.810%)(a)(b)	520	520,650
Commonwealth Bank of Australia
0.71%, 09/18/20, (3 mo. LIBOR US + 0.400%)(a)(c)	3,680	3,682,061
0.99%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(c)	4,315	4,352,195
1.01%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	9,100	9,170,616
1.02%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	7,985	8,061,337
1.14%, 09/06/21, (3 mo. LIBOR US + 0.830%)(a)(b)(c)	6,973	7,023,415
1.15%, 06/04/24, (3 mo. LIBOR US + 0.820%)(a)(b)(c)	10,570	10,717,451
Cooperatieve Rabobank UA, 1.14%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(c)	1,750	1,745,468
Cooperatieve Rabobank UA/NY
0.67%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	4,225	4,235,647
0.75%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)	2,490	2,501,977
1.10%, 01/10/22, (3 mo. LIBOR US + 0.830%)(a)(b)	6,800	6,864,056
Credit Agricole Corporate & Investment Bank SA, 0.65%, 05/03/21, (3 mo. LIBOR US + 0.400%)(a)(c)	850	851,292
Credit Agricole SA/London
1.28%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)(c)	3,910	3,936,979
1.70%, 01/10/22, (3 mo. LIBOR US + 1.430%)(a)(c)	8,260	8,345,161
Credit Suisse AG/New York NY, 0.53%, 02/04/22, (SOFRRATE + 0.450%)(a)	5,720	5,711,935
Credit Suisse Group AG
1.51%, 12/14/23 (Call 12/14/22), (3 mo. LIBOR US + 1.200%)(a)(c)	12,185	12,264,812
1.56%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(b)(c)	10,140	10,195,466
Credit Suisse Group Funding Guernsey Ltd., 2.56%, 04/16/21, (3 mo. LIBOR US + 2.290%)(a)(b)	3,025	3,065,112
Danske Bank A/S, 1.38%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(b)(c)	5,730	5,671,153
DBS Group Holdings Ltd., 0.86%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(c)	3,220	3,214,977
Deutsche Bank AG/New York NY
1.07%, 01/22/21, (3 mo. LIBOR US + 0.815%)(a)(b)	8,535	8,499,238
1.54%, 02/04/21, (3 mo. LIBOR US + 1.290%)(a)	7,870	7,856,227
1.58%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)	7,563	7,383,454
1.60%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)(b)	6,935	6,729,585
Dexia Credit Local SA, 0.65%, 09/04/20, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	3,784	3,785,211
DNB Bank ASA
0.67%, 10/02/20, (3 mo. LIBOR US + 0.370%)(a)(b)(c)	12,530	12,538,019
0.96%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(c)	2,000	2,005,640

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Federation des Caisses Desjardins du Quebec, 0.60%, 10/30/20, (3 mo. LIBOR US + 0.330%)(a)(c)	$9,515	$9,521,090
Fifth Third Bank, 0.52%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	8,880	8,883,197
Fifth Third Bank/Cincinnati OH
0.68%, 07/26/21 (Call 06/26/21), (3 mo. LIBOR US + 0.440%)(a)(b)	10,870	10,894,131
0.89%, 02/01/22, (3 mo. LIBOR US + 0.640%)(a)	4,450	4,473,095
Goldman Sachs Group Inc. (The)
1.11%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)	48,224	48,273,671
1.26%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(a)	16,030	16,103,097
1.35%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US + 1.110%)(a)	28,195	28,326,671
1.38%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(a)	15,675	15,771,401
1.51%, 09/15/20 (Call 08/15/20), (3 mo. LIBOR US + 1.200%)(a)	15,239	15,247,077
1.54%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(a)(b)	12,350	12,380,751
1.56%, 11/15/21 (Call 11/15/20), (3 mo. LIBOR US + 1.170%)(a)(b)	21,760	21,820,710
1.60%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(a)(b)	9,800	9,866,542
1.96%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)(b)	34,975	35,854,971
2.13%, 02/25/21, (3 mo. LIBOR US + 1.770%)(a)	4,250	4,288,930
HSBC Holdings PLC
0.97%, 09/11/21 (Call 09/11/20), (3 mo. LIBOR US + 0.650%)(a)	33,581	33,599,134
1.39%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)	31,974	31,939,788
1.54%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	6,740	6,749,234
1.80%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)(b)	22,750	23,047,342
2.02%, 05/25/21, (3 mo. LIBOR US + 1.660%)(a)	12,591	12,730,760
2.56%, 03/08/21, (3 mo. LIBOR US + 2.240%)(a)	26,652	26,974,756
Huntington National Bank (The), 1.09%, 02/05/21 (Call 01/05/21), (3 mo. LIBOR US + 0.550%)(a)	5,000	5,007,400
Industrial & Commercial Bank of China Ltd./New York NY, 1.20%, 11/08/20, (3 mo. LIBOR US + 0.750%)(a)	2,895	2,895,869
Industrial Bank of Korea, 0.85%, 08/02/21, (3 mo. LIBOR US + 0.600%)(a)(d)	1,430	1,430,300
ING Groep NV
1.30%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	3,581	3,620,140
1.46%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)(b)	17,895	18,085,940
JPMorgan Chase & Co.
0.92%, 06/18/22 (Call 05/18/22), (3 mo. LIBOR US + 0.610%)(a)	6,611	6,634,866
0.99%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)(b)	18,431	18,473,023
1.12%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 0.850%)(a)(b)	400	402,916
1.14%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(a)	28,717	28,948,459
1.15%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	10,618	10,701,457
1.28%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	17,470	17,542,500
1.42%, 06/07/21 (Call 05/07/21), (3 mo. LIBOR US + 1.100%)(a)	11	11,081

Security	Par (000)	Value

Banks (continued)
1.47%, 10/29/20 (Call 09/29/20), (3 mo. LIBOR US + 1.205%)(a)	$13,200	$13,214,388
1.49%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.230%)(a)(b)	37,459	38,036,992
1.83%, 03/01/21 (Call 02/01/21), (3 mo. LIBOR US + 1.480%)(a)	17,292	17,402,496
KEB Hana Bank, 1.00%, 10/02/22, (3 mo. LIBOR US + 0.700%)(a)(d)	5,000	4,996,600
KeyBank NA/Cleveland OH, 0.91%, 02/01/22, (3 mo. LIBOR US + 0.660%)(a)	10,750	10,800,632
Korea Development Bank (The)
0.99%, 09/19/20, (3 mo. LIBOR US + 0.675%)(a)	3,540	3,541,062
1.03%, 07/06/22, (3 mo. LIBOR US + 0.725%)(a)	9,075	9,105,492
1.07%, 02/27/22, (3 mo. LIBOR US + 0.705%)(a)(b)	13,305	13,348,374
Landwirtschaftliche Rentenbank
0.59%, 06/03/21, (3 mo. LIBOR US + 0.250%)(a)(c)	20,775	20,813,018
0.73%, 02/19/21, (3 mo. LIBOR US + 0.350%)(a)(b)(c)	15,355	15,383,100
Lloyds Banking Group PLC, 1.11%, 06/21/21, (3 mo. LIBOR US + 0.800%)(a)	4,420	4,442,012
M&T Bank Corp., 0.92%, 07/26/23 (Call 06/26/23), (3 mo. LIBOR US + 0.680%)(a)	1,470	1,475,160
Macquarie Bank Ltd.
0.81%, 11/24/21, (3 mo. LIBOR US + 0.450%)(a)(c)	7,000	7,016,030
0.95%, 08/06/21, (3 mo. LIBOR US + 0.450%)(a)(b)(c)	250	250,503
Macquarie Group Ltd.
1.39%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(a)(b)(c)	13,040	13,058,647
1.66%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(b)(c)	9,610	9,679,865
Manufacturers & Traders Trust Co., 0.51%, 01/25/21, (3 mo. LIBOR US + 0.270%)(a)	5,760	5,765,357
Mitsubishi UFJ Financial Group Inc.
0.89%, 07/26/21, (3 mo. LIBOR US + 0.650%)(a)(b)	12,416	12,454,614
1.02%, 03/07/22, (3 mo. LIBOR US + 0.700%)(a)	9,355	9,411,224
1.03%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)	17,501	17,625,957
1.08%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	11,030	11,028,676
1.10%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)	25,558	25,637,997
1.28%, 02/22/22, (3 mo. LIBOR US + 0.920%)(a)(b)	10,939	11,010,322
1.37%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)(b)	10,272	10,362,394
2.23%, 03/01/21, (3 mo. LIBOR US + 1.880%)(a)	7,317	7,388,487
Mizuho Financial Group Inc.
0.99%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(a)(b)	7,220	7,147,006
1.11%, 07/16/23 (Call 07/16/22), (3 mo. LIBOR US + 0.840%)(a)	10,850	10,855,208
1.12%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)(b)	15,260	15,282,585
1.16%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(a)(b)	14,225	14,225,711
1.19%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)(b)	19,685	19,846,614
1.26%, 07/10/24 (Call 07/10/23), (3 mo. LIBOR US + 0.990%)(a)	15,000	15,047,700
1.31%, 02/28/22, (3 mo. LIBOR US + 0.940%)(a)	28,338	28,591,342
1.31%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	12,500	12,524,125
1.45%, 09/13/21, (3 mo. LIBOR US + 1.140%)(a)(b)	18,619	18,803,700
1.75%, 04/12/21, (3 mo. LIBOR US + 1.480%)(a)(b)(c)	8,790	8,873,065
Morgan Stanley
0.79%, 01/20/23 (Call 01/20/22), (SOFRRATE + 0.700%)(a)(b)	16,780	16,802,317

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.19%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.930%)(a)(b)	$31,190	$31,367,471
1.45%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(a)	28,245	28,358,827
1.66%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(a)	37,778	38,338,626
1.67%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)	11,858	11,961,165
1.67%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)	27,165	27,473,594
MUFG Union Bank N.A., 0.92%, 03/07/22 (Call 02/07/22), (3 mo. LIBOR US + 0.600%)(a)(b)	6,885	6,891,403
National Australia Bank Ltd.
0.62%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(c)	11,515	11,529,048
0.72%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)(c)	11,342	11,373,417
0.87%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	9,335	9,390,450
0.89%, 09/20/21, (3 mo. LIBOR US + 0.580%)(a)(c)	1,830	1,839,479
0.96%, 11/04/21, (3 mo. LIBOR US + 0.710%)(a)(c)	7,365	7,413,020
1.08%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)(c)	9,010	9,081,810
1.16%, 01/10/22, (3 mo. LIBOR US + 0.890%)(a)(b)(c)	10,065	10,165,147
1.27%, 07/12/21, (3 mo. LIBOR US + 1.000%)(a)(c)	9,475	9,554,779
Natwest Group PLC
1.85%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)(b)	13,765	13,845,250
1.86%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(a)	19,787	19,864,367
NatWest Markets PLC, 1.71%, 09/29/22, (3 mo. LIBOR US + 1.400%)(a)(b)(c)	5,925	5,954,447
PNC Bank N.A.
0.51%, 01/22/21, (3 mo. LIBOR US + 0.250%)(a)	3,630	3,633,049
0.68%, 02/24/23 (Call 02/24/22), (3 mo. LIBOR US + 0.325%)(a)	16,000	16,009,440
0.71%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.450%)(a)(b)	26,410	26,479,458
0.74%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)	2,030	2,040,455
0.74%, 12/09/22 (Call 12/09/21), (3 mo. LIBOR US + 0.430%)(a)	2,040	2,044,814
Regions Bank/Birmingham AL, 0.93%, 08/13/21 (Call 08/13/20), (3 mo. LIBOR US + 0.500%)(a)	5,190	5,185,588
Royal Bank of Canada
0.48%, 10/26/20, (3 mo. LIBOR US + 0.240%)(a)(b)	13,864	13,869,684
0.63%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)	17,750	17,765,265
0.64%, 01/25/21, (3 mo. LIBOR US + 0.400%)(a)	585	585,872
0.66%, 04/30/21, (3 mo. LIBOR US + 0.390%)(a)(b)	20,712	20,756,738
0.74%, 04/29/22, (3 mo. LIBOR US + 0.470%)(a)	9,340	9,366,899
0.96%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)	9,317	9,368,803
0.98%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)(b)	2,442	2,462,098
Santander UK PLC
0.86%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)	1,452	1,452,624
0.97%, 06/01/21, (3 mo. LIBOR US + 0.620%)(a)(b)	11,260	11,304,927
1.05%, 11/15/21, (3 mo. LIBOR US + 0.660%)(a)	9,000	9,046,620
Skandinaviska Enskilda Banken AB
0.82%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(c)	20,030	20,050,631
0.96%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(c)	2,720	2,743,718
Societe Generale SA, 1.61%, 04/08/21, (3 mo. LIBOR US + 1.330%)(a)(c)	1,240	1,249,994
Standard Chartered PLC
1.42%, 01/20/23 (Call 01/04/22), (3 mo. LIBOR US + 1.150%)(a)(c)	1,230	1,231,722
1.51%, 09/10/22 (Call 09/10/21), (3 mo. LIBOR US + 1.200%)(a)(c)	41,650	41,746,211

Security	Par (000)	Value

Banks (continued)
State Street Corp., 1.29%, 08/18/20, (3 mo. LIBOR US + 0.900%)(a)(b)	$12,206	$12,211,371
Sumitomo Mitsui Banking Corp., 0.64%, 10/16/20, (3 mo. LIBOR US + 0.370%)(a)	3,720	3,722,678
Sumitomo Mitsui Financial Group Inc.
1.01%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)	9,029	9,059,969
1.01%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)(b)	6,145	6,151,759
1.05%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)(b)	9,560	9,615,161
1.08%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)(b)	11,340	11,334,217
1.13%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)	11,099	11,157,381
1.38%, 07/14/21, (3 mo. LIBOR US + 1.110%)(a)(b)	2,879	2,902,493
1.41%, 10/19/21, (3 mo. LIBOR US + 1.140%)(a)	4,405	4,453,103
1.99%, 03/09/21, (3 mo. LIBOR US + 1.680%)(a)	15,460	15,603,778
Svenska Handelsbanken AB
0.68%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)	74	74,033
0.83%, 05/24/21, (3 mo. LIBOR US + 0.470%)(a)(b)	24,220	24,292,418
Swedbank AB, 1.01%, 03/14/22, (3 mo. LIBOR US + 0.700%)(a)(c)	6,610	6,656,006
Toronto-Dominion Bank (The)
0.48%, 01/25/21, (3 mo. LIBOR US + 0.240%)(a)	3,025	3,027,420
0.56%, 09/17/20, (3 mo. LIBOR US + 0.260%)(a)	8,516	8,519,492
0.58%, 01/27/23, (SOFRRATE + 0.480%)(a)(b)	9,510	9,487,461
0.74%, 06/11/21, (3 mo. LIBOR US + 0.430%)(a)	4,265	4,277,667
0.88%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)(b)	2,050	2,062,854
0.91%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	1,975	1,991,472
1.24%, 12/14/20, (3 mo. LIBOR US + 0.930%)(a)(b)	190	190,616
1.28%, 04/07/21, (3 mo. LIBOR US + 1.000%)(a)	3,113	3,132,674
Truist Bank
0.74%, 10/26/21 (Call 10/26/20), (3 mo. LIBOR US + 0.500%)(a)	6,950	6,955,282
0.83%, 03/09/23 (Call 02/09/23), (SOFRRATE + 0.730%)(a)	2,720	2,726,474
0.84%, 08/02/22 (Call 08/02/21), (3 mo. LIBOR US + 0.590%)(a)(b)	4,999	5,013,897
0.98%, 05/17/22 (Call 04/17/22), (3 mo. LIBOR US + 0.590%)(a)(b)	4,280	4,302,042
Truist Financial Corp., 0.95%, 04/01/22 (Call 03/01/22), (3 mo. LIBOR US + 0.650%)(a)(b)	4,815	4,834,693
U.S. Bank N.A./Cincinnati OH
0.40%, 10/23/20 (Call 09/23/20), (3 mo. LIBOR US + 0.140%)(a)	2,563	2,563,513
0.56%, 02/04/21 (Call 01/04/21), (3 mo. LIBOR US + 0.310%)(a)(b)	6,550	6,556,877
0.56%, 04/26/21 (Call 03/26/21), (3 mo. LIBOR US + 0.320%)(a)	41,645	41,713,714
0.77%, 11/16/21 (Call 10/15/21), (3 mo. LIBOR US + 0.380%)(a)	8,695	8,721,781
U.S. Bank NA/Cincinnati OH
0.45%, 01/21/22 (Call 12/21/21), (3 mo. LIBOR US + 0.180%)(a)	8,000	8,009,440
0.71%, 12/09/22 (Call 11/09/22), (3 mo. LIBOR US + 0.400%)(a)(b)	5,165	5,179,617
0.80%, 05/23/22 (Call 04/23/22), (3 mo. LIBOR US + 0.440%)(a)	19,000	19,075,810
UBS AG/London, 0.83%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(c)	23,649	23,671,940
UBS Group AG
1.34%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(c)	18,640	18,715,865

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.58%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)(c)	$12,995	$13,121,961
1.74%, 09/24/20, (3 mo. LIBOR US + 1.440%)(a)(b)(c)	3,890	3,897,663
1.78%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	9,735	9,907,017
2.05%, 04/14/21, (3 mo. LIBOR US + 1.780%)(a)(c)	22,355	22,607,388
UniCredit SpA, 4.17%, 01/14/22, (3 mo. LIBOR US + 3.900%)(a)(c)	2,955	3,016,346
United Overseas Bank Ltd., 0.74%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(b)(c)	480	479,746
Wells Fargo & Co.
1.27%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)	18,535	18,683,836
1.33%, 12/07/20, (3 mo. LIBOR US + 1.010%)(a)(b)	5,754	5,772,470
1.37%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 1.110%)(a)	21,555	21,754,384
1.38%, 02/11/22 (Call 02/11/21), (3 mo. LIBOR US + 0.930%)(a)	38,486	38,625,704
1.67%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)	28,897	29,099,279
1.99%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(a)	32,362	32,707,303
Wells Fargo Bank N.A.
0.59%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	12,475	12,487,600
0.77%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)(b)	19,115	19,169,860
0.97%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)	12,540	12,596,179
0.99%, 05/27/22 (Call 05/27/21), (3 mo. LIBOR US + 0.620%)(a)(b)	19,452	19,514,635
Westpac Banking Corp.
0.58%, 01/25/21, (3 mo. LIBOR US + 0.340%)(a)	9,708	9,715,281
0.66%, 01/13/23, (3 mo. LIBOR US + 0.390%)(a)(b)	7,032	7,037,626
0.84%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	2,082	2,093,097
1.02%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)(b)	8,875	8,953,987
1.11%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	22,775	22,985,441
1.12%, 01/11/22, (3 mo. LIBOR US + 0.850%)(a)(b)	7,581	7,654,384
1.13%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	9,725	9,824,195
1.23%, 08/19/21, (3 mo. LIBOR US + 0.850%)(a)(b)	4,689	4,724,355
Woori Bank, 1.14%, 05/21/24, (3 mo. LIBOR US + 0.770%)(a)(d)	5,000	4,975,800

		2,978,076,887

Beverages — 0.2%
Constellation Brands Inc., 1.09%, 11/15/21 (Call 08/31/20), (3 mo. LIBOR US + 0.700%)(a)	4,645	4,646,951
PepsiCo Inc., 0.62%, 05/02/22, (3 mo. LIBOR US + 0.365%)(a)(b)	6,227	6,242,941

		10,889,892

Building Materials — 0.2%
Vulcan Materials Co., 1.00%, 03/01/21, (3 mo. LIBOR US + 0.650%)(a)	10,399	10,392,345

Chemicals — 0.1%
DuPont de Nemours Inc.
1.10%, 11/15/20, (3 mo. LIBOR US + 0.710%)(a)(b)	2,725	2,728,897
1.50%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)	5,495	5,550,224

		8,279,121

Commercial Services — 0.1%
Equifax Inc., 1.26%, 08/15/21, (3 mo. LIBOR US + 0.870%)(a)(b)	3,715	3,724,696

Security	Par (000)	Value

Computers — 1.8%
Apple Inc.
0.80%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	$22,614	$22,705,361
0.95%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)	1,511	1,519,990
1.49%, 02/23/21, (3 mo. LIBOR US + 1.130%)(a)	1,925	1,936,916
Hewlett Packard Enterprise Co., 1.02%, 10/05/21 (Call 08/17/20), (3 mo. LIBOR US + 0.720%)(a)(b)	13,398	13,397,062
IBM Credit LLC
0.53%, 01/20/21, (3 mo. LIBOR US + 0.260%)(a)	19,860	19,878,668
0.70%, 02/05/21, (3 mo. LIBOR US + 0.160%)(a)	4,155	4,157,244
0.83%, 11/30/20, (3 mo. LIBOR US + 0.470%)(a)	10,115	10,129,970
International Business Machines Corp.
0.83%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)	23,931	23,981,973
1.08%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(b)	7,000	7,039,690

		104,746,874

Diversified Financial Services — 2.2%
Air Lease Corp., 1.01%, 06/03/21, (3 mo. LIBOR US + 0.670%)(a)(b)	3,000	2,939,250
American Express Co.
0.60%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(a)	11,004	11,008,401
0.86%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)	3,170	3,183,568
0.91%, 05/17/21 (Call 04/17/21), (3 mo. LIBOR US + 0.525%)(a)	13,495	13,535,485
1.00%, 05/20/22 (Call 04/19/22), (3 mo. LIBOR US + 0.620%)(a)	15,905	15,990,728
1.00%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)	9,350	9,411,336
1.02%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(a)	8,375	8,410,594
1.14%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(a)(b)	12,653	12,710,065
American Express Credit Corp.
1.04%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(a)	7,421	7,466,787
Series F, 1.36%, 09/14/20 (Call 09/14/20), (3 mo. LIBOR US + 1.050%)(a)	11,739	11,742,287
BOC Aviation Ltd.
1.30%, 05/02/21, (3 mo. LIBOR US + 1.050%)(a)(d)	8,095	8,049,506
1.41%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(d)	4,400	4,310,108
Capital One Financial Corp.
0.72%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(a)	2,715	2,715,842
0.99%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(a)	5,215	5,192,315
1.26%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(a)	5,258	5,287,340
Charles Schwab Corp. (The), 0.69%, 05/21/21 (Call 04/21/21), (3 mo. LIBOR US + 0.320%)(a)	7,247	7,260,044

		129,213,656

Electric — 2.4%
Consolidated Edison Co. of New York Inc., Series C, 0.70%, 06/25/21, (3 mo. LIBOR US + 0.400%)(a)(b)	8,192	8,214,774
Dominion Energy Inc., 0.75%, 12/01/20, (3 mo. LIBOR US + 0.400%)(a)(c)	990	989,515
Duke Energy Corp.
0.92%, 05/14/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	7,925	7,944,575
0.96%, 03/11/22, (3 mo. LIBOR US + 0.650%)(a)(b)	750	753,300

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC, 0.50%, 09/08/20, (3 mo. LIBOR US + 0.180%)(a)	$9,116	$9,117,367
Florida Power & Light Co., 0.64%, 07/28/23 (Call 01/28/21), (3 mo. LIBOR US + 0.380%)(a)	12,735	12,741,750
National Rural Utilities Cooperative Finance Corp., 0.68%, 06/30/21, (3 mo. LIBOR US + 0.375%)(a)(b)	2,255	2,260,908
NextEra Energy Capital Holdings Inc.
0.92%, 08/28/21 (Call 08/31/20), (3 mo. LIBOR US + 0.550%)(a)(b)	4,870	4,871,851
1.04%, 05/04/21, (3 mo. LIBOR US + 0.480%)(a)	7,120	7,130,110
1.08%, 02/25/22, (3 mo. LIBOR US + 0.720%)(a)(b)	7,830	7,889,273
Pacific Gas and Electric Co., 1.80%, 06/16/22 (Call 06/16/21), (3 mo. LIBOR US + 1.480%)(a)	50,000	50,121,000
Sempra Energy
0.76%, 03/15/21, (3 mo. LIBOR US + 0.450%)(a)	12,758	12,797,550
0.78%, 01/15/21 (Call 08/31/20), (3 mo. LIBOR US + 0.500%)(a)	9,848	9,850,560
Southern Power Co., 0.86%, 12/20/20 (Call 08/31/20), (3 mo. LIBOR US + 0.550%)(a)(b)(c)	4,215	4,217,571

		138,900,104

Electronics — 0.1%
Honeywell International Inc., 0.82%, 08/08/22, (3 mo. LIBOR US + 0.370%)(a)(b)	5,343	5,362,235

Food — 0.4%
Campbell Soup Co., 0.94%, 03/15/21, (3 mo. LIBOR US + 0.630%)(a)	4,885	4,889,836
Conagra Brands Inc., 0.77%, 10/09/20, (3 mo. LIBOR US + 0.500%)(a)	3,695	3,689,051
General Mills Inc.
0.81%, 04/16/21, (3 mo. LIBOR US + 0.540%)(a)	8,035	8,055,730
1.28%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)	6,376	6,439,123
Tyson Foods Inc., 0.82%, 08/21/20, (3 mo. LIBOR US + 0.450%)(a)	1,815	1,815,254

		24,888,994

Gas — 0.0%
Dominion Energy Gas Holdings LLC, Series A, 0.91%, 06/15/21, (3 mo. LIBOR US + 0.600%)(a)	1,928	1,926,053

Health Care – Products — 0.1%
Zimmer Biomet Holdings Inc., 1.07%, 03/19/21 (Call 08/17/20), (3 mo. LIBOR US + 0.750%)(a)	7,415	7,418,930

Health Care – Services — 0.2%
UnitedHealth Group Inc.
0.35%, 10/15/20, (3 mo. LIBOR US + 0.070%)(a)	7,335	7,335,220
0.57%, 06/15/21, (3 mo. LIBOR US + 0.260%)(a)	4,425	4,424,469

		11,759,689

Household Products & Wares — 0.2%
Reckitt Benckiser Treasury Services PLC, 0.86%, 06/24/22, (3 mo. LIBOR US + 0.560%)(a)(c)	10,795	10,792,841

Insurance — 1.9%
AIA Group Ltd., 0.83%, 09/20/21 (Call 08/20/21), (3 mo. LIBOR US + 0.520%)(a)(c)	3,760	3,737,966
Athene Global Funding, 1.53%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(b)(c)	7,081	7,086,806
Jackson National Life Global Funding
0.58%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(c)	7,555	7,559,004
0.63%, 03/16/21, (3 mo. LIBOR US + 0.310%)(a)(c)	750	750,278
0.79%, 06/11/21, (3 mo. LIBOR US + 0.480%)(a)(c)	5,900	5,915,930

Security	Par (000)	Value

Insurance (continued)
1.04%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(c)	$11,195	$11,271,126
Marsh & McLennan Companies Inc., 1.51%, 12/29/21 (Call 08/31/20), (3 mo. LIBOR US + 1.200%)(a)	2,685	2,686,530
Metropolitan Life Global Funding I
0.51%, 01/08/21, (3 mo. LIBOR US + 0.230%)(a)(b)(c)	14,095	14,107,122
0.67%, 09/07/20, (3 mo. LIBOR US + 0.570%)(a)(c)	90	90,037
New York Life Global Funding
0.46%, 10/01/20, (3 mo. LIBOR US + 0.160%)(a)(c)	10,040	10,043,414
0.53%, 01/28/21, (3 mo. LIBOR US + 0.280%)(a)(c)	5,080	5,085,486
0.55%, 01/21/22, (3 mo. LIBOR US + 0.280%)(a)(c)	5,500	5,506,985
0.55%, 01/10/23, (3 mo. LIBOR US + 0.280%)(a)(c)	5,000	5,000,800
0.71%, 07/12/22, (3 mo. LIBOR US + 0.440%)(a)(c)	11,260	11,302,225
0.82%, 08/06/21, (3 mo. LIBOR US + 0.320%)(a)(c)	8,440	8,465,489
0.83%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(c)	10,110	10,166,515
Principal Life Global Funding II, 0.67%, 03/02/21, (3 mo. LIBOR US + 0.330%)(a)(c)	409	409,429
Protective Life Global Funding, 0.83%, 06/28/21, (3 mo. LIBOR US + 0.520%)(a)(c)	690	692,298

		109,877,440

Internet — 0.5%
eBay Inc., 1.14%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)	10,279	10,334,609
TD Ameritrade Holding Corp., 0.68%, 11/01/21 (Call 10/01/21), (3 mo. LIBOR US + 0.430%)(a)	3,545	3,552,622
Tencent Holdings Ltd.
0.88%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(b)(d)	1,580	1,567,629
1.18%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	11,880	11,822,263

		27,277,123

Lodging — 0.1%
Marriott International Inc./MD
0.97%, 03/08/21, (3 mo. LIBOR US + 0.650%)(a)	745	737,073
Series Y, 0.95%, 12/01/20, (3 mo. LIBOR US + 0.600%)(a)	7,250	7,219,260

		7,956,333

Machinery — 2.3%
Caterpillar Financial Services Corp.
0.54%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	23,844	23,871,421
0.60%, 09/07/21, (3 mo. LIBOR US + 0.280%)(a)	6,920	6,924,014
0.61%, 08/26/20, (3 mo. LIBOR US + 0.250%)(a)	2,645	2,645,661
0.62%, 09/04/20, (3 mo. LIBOR US + 0.290%)(a)	5,179	5,180,657
0.62%, 03/08/21, (3 mo. LIBOR US + 0.300%)(a)(b)	10,905	10,918,740
0.63%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)	10,600	10,599,682
0.67%, 12/07/20, (3 mo. LIBOR US + 0.350%)(a)	3,675	3,677,426
1.13%, 05/13/22, (3 mo. LIBOR US + 0.735%)(a)	14,700	14,834,064
Series I, 0.78%, 05/17/21, (3 mo. LIBOR US + 0.390%)(a)	9,670	9,689,823
John Deere Capital Corp.
0.44%, 10/09/20, (3 mo. LIBOR US + 0.170%)(a)	1,710	1,710,359
0.44%, 01/08/21, (3 mo. LIBOR US + 0.160%)(a)	30	30,001
0.56%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	12,485	12,492,990
0.57%, 09/10/21, (3 mo. LIBOR US + 0.260%)(a)(b)	1,773	1,775,713
0.72%, 06/07/21, (3 mo. LIBOR US + 0.400%)(a)	3,875	3,883,603
0.80%, 06/13/22, (3 mo. LIBOR US + 0.490%)(a)	500	501,840
0.80%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	5,180	5,202,170
0.87%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)	12,090	12,122,280
Otis Worldwide Corp., 0.75%, 04/05/23 (Call 04/05/22), (3 mo. LIBOR US + 0.450%)(a)(c)	8,660	8,629,603

		134,690,047

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.5%
3M Co., 0.72%, 02/14/24, (3 mo. LIBOR US + 0.300%)(a)(b)	$3,871	$3,857,645
General Electric Co., 1.31%, 03/15/23, (3 mo. LIBOR US + 1.000%)(a)	13,978	13,885,046
Siemens Financieringsmaatschappij NV, 0.93%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(b)(c)	10,955	11,011,856
Textron Inc., 1.00%, 11/10/20 (Call 08/11/20), (3 mo. LIBOR US + 0.550%)(a)	2,948	2,946,438

		31,700,985

Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.90%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	18,605	19,025,101
Comcast Corp.
0.63%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)(b)	17,655	17,664,534
0.91%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)	10,705	10,742,146
NBCUniversal Enterprise Inc., 0.70%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(c)	5,000	5,010,550
TWDC Enterprises 18 Corp., 0.72%, 03/04/22, (3 mo. LIBOR US + 0.390%)(a)	20,625	20,633,663
Walt Disney Co. (The)
0.60%, 09/01/21, (3 mo. LIBOR US + 0.250%)(a)	165	164,899
0.74%, 09/01/22, (3 mo. LIBOR US + 0.390%)(a)(b)	8,770	8,758,073

		81,998,966

Oil & Gas — 1.5%
BP Capital Markets PLC, 0.61%, 11/24/20, (3 mo. LIBOR US + 0.250%)(a)	6,292	6,294,328
Chevron Corp.
0.82%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(b)	8,128	8,163,844
0.87%, 03/03/22, (3 mo. LIBOR US + 0.530%)(a)	11,610	11,675,248
0.92%, 11/15/21, (3 mo. LIBOR US + 0.530%)(a)	756	759,251
1.35%, 05/11/23, (3 mo. LIBOR US + 0.900%)(a)	23,360	23,751,046
ConocoPhillips Co., 1.29%, 05/15/22, (3 mo. LIBOR US + 0.900%)(a)	6,646	6,696,975
Exxon Mobil Corp.
0.69%, 03/06/22, (3 mo. LIBOR US + 0.370%)(a)	9,685	9,720,641
0.72%, 08/16/22, (3 mo. LIBOR US + 0.330%)(a)(b)	13,725	13,776,057
Phillips 66, 0.96%, 02/26/21 (Call 08/17/20), (3 mo. LIBOR US + 0.600%)(a)	1,311	1,309,034
Shell International Finance BV, 0.83%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)	6,734	6,735,347

		88,881,771

Pharmaceuticals — 3.3%
AbbVie Inc.
0.72%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)(c)	20,000	20,011,800
0.84%, 11/19/21, (3 mo. LIBOR US + 0.460%)(a)(c)	14,430	14,452,078
1.02%, 11/21/22, (3 mo. LIBOR US + 0.650%)(a)(c)	14,673	14,717,166
AstraZeneca PLC
0.93%, 06/10/22, (3 mo. LIBOR US + 0.620%)(a)(b)	2,075	2,086,246
1.05%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)(b)	5,340	5,352,923
Bayer U.S. Finance II LLC
0.93%, 06/25/21 (Call 05/25/21), (3 mo. LIBOR US + 0.630%)(a)(c)	18,750	18,786,937
1.32%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(b)(c)	22,435	22,519,580
Becton Dickinson and Co.
1.18%, 12/29/20 (Call 08/31/20), (3 mo. LIBOR US + 0.875%)(a)	6,094	6,095,280
1.35%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)(b)	10,535	10,573,663

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
0.59%, 11/16/20, (3 mo. LIBOR US + 0.200%)(a)	$5,280	$5,282,270
0.77%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)	3,415	3,427,226
Cardinal Health Inc., 1.08%, 06/15/22, (3 mo. LIBOR US + 0.770%)(a)	8,224	8,279,676
Cigna Corp.
1.17%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(b)	13,810	13,939,123
Series WI, 0.95%, 09/17/21 (Call 08/17/20), (3 mo. LIBOR US + 0.650%)(a)	4,615	4,615,369
CVS Health Corp., 1.03%, 03/09/21, (3 mo. LIBOR US + 0.720%)(a)	15,338	15,394,751
Express Scripts Holding Co., 1.11%, 11/30/20 (Call 08/17/20), (3 mo. LIBOR US + 0.750%)(a)	11,017	11,018,763
GlaxoSmithKline Capital PLC, 0.77%, 05/14/21, (3 mo. LIBOR US + 0.350%)(a)	10,120	10,142,062
Pfizer Inc., 0.64%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)	3,874	3,875,821
Zoetis Inc., 0.82%, 08/20/21, (3 mo. LIBOR US + 0.440%)(a)(b)	4,815	4,815,819

		195,386,553

Pipelines — 0.5%
MPLX LP
1.21%, 09/09/21 (Call 09/09/20), (3 mo. LIBOR US + 0.900%)(a)	13,725	13,642,787
1.41%, 09/09/22 (Call 09/10/20), (3 mo. LIBOR US + 1.100%)(a)	15,278	15,153,485

		28,796,272

Real Estate Investment Trusts — 0.0%
SL Green Operating Partnership LP, 1.37%, 08/16/21 (Call 08/17/20), (3 mo. LIBOR US + 0.980%)(a)	1,215	1,202,485

Retail — 0.2%
Home Depot Inc. (The), 0.66%, 03/01/22, (3 mo. LIBOR US + 0.310%)(a)	2,220	2,225,284
McDonald’s Corp., 0.68%, 10/28/21, (3 mo. LIBOR US + 0.430%)(a)(b)	3,649	3,654,437
Walmart Inc., 0.54%, 06/23/21, (3 mo. LIBOR US + 0.230%)(a)(b)	5,810	5,823,595

		11,703,316

Semiconductors — 0.5%
Intel Corp., 0.80%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	13,453	13,499,548
QUALCOMM Inc., 1.00%, 01/30/23, (3 mo. LIBOR US + 0.730%)(a)	15,079	15,228,131

		28,727,679

Telecommunications — 3.0%
AT&T Inc.
1.10%, 06/01/21, (3 mo. LIBOR US + 0.750%)(a)(b)	14,791	14,865,990
1.23%, 07/15/21, (3 mo. LIBOR US + 0.950%)(a)	24,598	24,781,993
1.50%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	68,932	69,891,534
Rogers Communications Inc., 0.91%, 03/22/22, (3 mo. LIBOR US + 0.600%)(a)	2,562	2,577,372
Verizon Communications Inc.
1.32%, 03/16/22, (3 mo. LIBOR US + 1.000%)(a)	33,401	33,853,918
1.49%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(a)	17,500	17,900,750

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC, 1.26%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)	$14,453	$14,494,769

		178,366,326

Transportation — 0.5%
United Parcel Service Inc.
0.45%, 04/01/21, (3 mo. LIBOR US + 0.150%)(a)	2,220	2,220,799
0.75%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)	11,882	11,943,787
0.77%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)	17,222	17,276,077

		31,440,663

Trucking & Leasing — 0.2%
Aviation Capital Group LLC
0.94%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(c)	2,920	2,768,802
1.30%, 06/01/21, (3 mo. LIBOR US + 0.950%)(a)(c)	4,600	4,408,594
GATX Corp., 1.26%, 11/05/21, (3 mo. LIBOR US + 0.720%)(a)	2,725	2,716,253

		9,893,649

Total Corporate Bonds & Notes — 82.3% (Cost: $4,819,962,593)		4,828,341,367

Foreign Government Obligations(e)

Canada — 0.3%
CPPIB Capital Inc., 0.30%, 10/16/20, (3 mo. LIBOR US + 0.030%)(a)(c)	2,250	2,250,068
Export Development Canada, 0.49%, 11/23/20, (3 mo. LIBOR US + 0.130%)(a)(c)	4,490	4,491,257
Province of Quebec Canada, 0.44%, 09/21/20, (3 mo. LIBOR US + 0.130%)(a)	8,150	8,150,978

		14,892,303

Finland — 0.2%
Kuntarahoitus Oyj
0.25%, 10/26/20, (3 mo. LIBOR US + 0.010%)(a)(c)	660	660,040
0.44%, 02/17/21, (3 mo. LIBOR US + 0.050%)(a)(c)	10,070	10,071,913

		10,731,953

Netherlands — 0.2%
Nederlandse Waterschapsbank NV
0.38%, 12/15/21, (3 mo. LIBOR US + 0.070%)(a)(c)	8,400	8,401,176
0.46%, 11/10/20, (3 mo. LIBOR US + 0.010%)(a)(c)	5,000	5,000,100

		13,401,276

Norway — 0.9%
Kommunalbanken AS
0.32%, 04/15/21, (3 mo. LIBOR US + 0.040%)(a)(b)(c)	4,400	4,399,120
0.36%, 03/12/21, (3 mo. LIBOR US + 0.040%)(a)(c)	33,050	33,050,661
0.45%, 09/08/21, (3 mo. LIBOR US + 0.130%)(a)(c)	16,400	16,418,696

		53,868,477

South Korea — 0.9%
Export-Import Bank of Korea
0.82%, 06/25/22, (3 mo. LIBOR US + 0.525%)(a)	1,920	1,919,021
0.93%, 06/01/21, (3 mo. LIBOR US + 0.575%)(a)	3,530	3,531,624
1.13%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	15,050	15,114,564
1.18%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	14,095	14,218,895
Series 5, 1.12%, 01/25/22, (3 mo. LIBOR US + 0.875%)(a)	2,975	2,989,458
Industrial Bank of Korea, 0.71%, 10/23/22, (3 mo. LIBOR US + 0.450%)(a)(d)	5,360	5,342,151

Security	Par/ Shares (000)	Value

South Korea (continued)
Korea Development Bank (The)
0.77%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)	$8,015	$8,001,615
0.87%, 03/12/21, (3 mo. LIBOR US + 0.550%)(a)	1,120	1,120,549

		52,237,877

Supranational — 7.8%
African Development Bank, 0.32%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)	5,000	4,986,950
Asian Development Bank
0.32%, 12/15/21, (3 mo. LIBOR US + 0.010%)(a)(b)	58,489	58,497,773
0.37%, 03/16/21, (3 mo. LIBOR US + 0.050%)(a)(b)	13,815	13,818,039
0.51%, 06/16/21, (3 mo. LIBOR US + 0.190%)(a)	25,105	25,147,427
European Bank for Reconstruction & Development
0.39%, 11/19/20, (3 mo. LIBOR US + 0.010%)(a)	6,990	6,990,979
0.46%, 05/11/22, (3 mo. LIBOR US + 0.010%)(a)	41,542	41,515,413
European Investment Bank
0.37%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(c)	15,833	15,864,349
0.41%, 03/24/21, (3 mo. LIBOR US + 0.110%)(a)(c)	20,980	20,997,623
Inter-American Development Bank
0.18%, 10/09/20, (3 mo. LIBOR US)(a)	13,214	13,213,075
0.22%, 10/25/21, (3 mo. LIBOR US - 0.020%)(a)	22,705	22,685,020
0.28%, 01/15/22, (3 mo. LIBOR US)(a)	8,191	8,186,004
0.34%, 03/15/22, (3 mo. LIBOR US + 0.030%)(a)	21,450	21,445,710
0.35%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)	20,805	20,826,013
0.48%, 07/15/21, (3 mo. LIBOR US + 0.200%)(a)	57,986	58,085,736
0.50%, 10/15/20, (3 mo. LIBOR US + 0.220%)(a)	25,430	25,445,258
International Bank for Reconstruction & Development
0.37%, 10/13/20, (3 mo. LIBOR US + 0.100%)(a)	5,522	5,523,767
0.73%, 02/11/21, (3 mo. LIBOR US + 0.280%)(a)	2,900	2,904,379
Series GDIF, 0.38%, 08/06/24, (SOFRRATE + 0.300%)(a)	24,800	24,801,488
International Finance Corp.
0.32%, 12/15/20, (3 mo. LIBOR US + 0.010%)(a)	2,450	2,450,392
0.38%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)	40,418	40,452,760
0.49%, 12/15/21, (3 mo. LIBOR US + 0.180%)(a)	23,817	23,868,445

		457,706,600

Sweden — 0.1%
Svensk Exportkredit AB, 0.36%, 12/14/20, (3 mo. LIBOR US + 0.050%)(a)	3,815	3,815,648

Total Foreign Government Obligations — 10.4% (Cost: $606,746,290)		606,654,134

U.S. Government Obligations

U.S. Government Obligations — 0.5%
U.S. Treasury Floating Rate Note, 0.15%, 10/31/20, (3 mo. Treasury money market yield + 0.045%)(a)	27,045	27,047,547

Total U.S. Government Obligations — 0.5% (Cost: $27,035,048)		27,047,547

Short-Term Investments

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(f)(g)(h)	115,199	115,325,874

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(f)(g)	436,902	$436,902,000

		552,227,874

Total Short-Term Investments — 9.4% (Cost: $552,091,661)		552,227,874

Total Investments in Securities — 102.6% (Cost: $6,005,835,592)		6,014,270,922

Other Assets, Less Liabilities — (2.6)%		(150,806,447)

Net Assets — 100.0%		$5,863,464,475

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$216,631,440	$—		$(101,386,520	)(a)	$30,626	$50,328	$115,325,874	115,199	$745,994	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	242,647,000	194,255,000	(a)	—		—	—	436,902,000	436,902	1,453,907		—

						$30,626	$50,328	$552,227,874		$2,199,901		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$4,828,341,367	$—	$4,828,341,367
Foreign Government Obligations	—	606,654,134	—	606,654,134
U.S. Government Obligations	—	27,047,547	—	27,047,547
Money Market Funds	552,227,874	—	—	552,227,874

	$552,227,874	$5,462,043,048	$—	$6,014,270,922

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

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